TAX-FREE FIXED INCOME FUND II FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount		Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 33.87% of net assets applicable to common shareholders, total cost of $23,573,049
$487,000	C	Puerto Rico Sales Tax	4.50%	07/01/34	$487,008
451,000	C	Puerto Rico Sales Tax	4.55%	07/01/40	451,167
3,316,000	C	Puerto Rico Sales Tax	4.75%	07/01/53	3,125,542
10,616,000	C	Puerto Rico Sales Tax	5.00%	07/01/58	10,220,607
4,591,000	C	Puerto Rico Sales Tax	4.33%	07/01/40	4,491,756
137,000	C	Puerto Rico Sales Tax	4.54%	07/01/53	124,094
3,746,000	C	Puerto Rico Sales Tax	4.78%	07/01/58	3,497,385
460,000	C	Puerto Rico Sales Tax	4.55%	07/01/40	399,885

$23,804,000					$22,797,446

Puerto Rico Agencies Zero Coupons Bonds - 8.15% of net assets applicable to common shareholders, total cost of $5,447,137
$9,512,000	E	Puerto Rico Sales Tax	0.00%	07/01/46	$3,177,198
9,217,000	E	Puerto Rico Sales Tax	0.00%	07/01/51	2,305,762

$18,729,000					$5,482,960

Shares
Puerto Rico Preferred Stock - 20.19% of net assets applicable to common shareholders, total cost of $11,800,000
800,000	A	Universal Group Inc. Class B Cumulative Perpetual Monthly Income Preferred Stock	7.15%	Perpetual	$13,594,400

Face Amount
US Government, Agency and Instrumentalities - 57.60% of net assets applicable to common shareholders, total cost of $44,346,270
$1,000,000		Federal Farm Credit	2.09%	06/18/40	$708,036
1,000,000		Federal Farm Credit	4.14%	08/02/38	947,677
500,000		Federal Farm Credit	5.05%	08/18/42	496,144
5,500,000	B	Federal Farm Credit	4.85%	04/28/42	5,451,259
7,000,000	B	Federal Farm Credit	5.48%	06/27/42	6,903,862
1,000,000		Federal Home Loan Bank	5.11%	08/15/42	989,646
2,300,000	B	Federal Home Loan Bank	5.20%	09/28/37	2,298,756
1,000,000		Federal Home Loan Bank	5.50%	10/07/44	994,995
2,500,000	B	Federal Home Loan Bank	5.75%	11/07/44	2,501,513
3,000,000	B	Federal Home Loan Bank	5.88%	10/21/44	3,001,320
4,000,000		Federal Home Loan Bank	5.87%	04/10/45	4,013,680
7,000,000		Federal Home Loan Bank	2.17%	06/08/40	4,949,637
8,000,000	B	Federal Home Loan Bank	2.20%	06/30/45	4,942,760
525,000		Federal Home Loan Bank	5.50%	07/15/36	574,493

$44,325,000					$38,773,777

US Municipals - 4.34% of net assets applicable to common shareholders, total cost of $2,756,670
$2,055,000		State of Illinois General Obligations	7.10%	07/01/35	$2,215,491
250,000		State of Illinois General Obligations	5.35%	01/01/26	250,000
451,670	D	Dormitory Authority of the State of New York	5.29%	03/15/33	456,889

$2,756,670					$2,922,380

Total investments (124.15% of net assets applicable to common shareholders)					$83,570,963
Other Assets and Liabilities, net (-24.15% of net assets applicable to common shareholders)					(16,253,558)

Net assets applicable to common shareholders - 100%					$67,317,405

Securities sold under reverse repurchase agreements - 26.40% of net assets applicable to common shareholders
$17,775,000		Reverse Repurchase Agreements with Santander Capital Markets			$17,775,000
		4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by US Government,
		Agencies and Instrumentalities with a face value of $22,550,000 and a fair value of $19,398,059; 2.20% - 5.88%, with maturity dates from September 28, 2037, to June 30, 2045)

A	This security is a private placement and is valued by the Valuation Committee. Significant unobservable inputs were used in valuing this security and it is classified as Level 3.

B	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

C

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

D	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

E	Issued with a zero coupon. Income is recognized through the accretion of discount.